UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2004

Item 1. Reports to Stockholders

Spartan®

New York Municipal
Money Market Fund

and

Fidelity®
New York Municipal
Money Market Fund

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan New York Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Spartan New York Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,003.20	$ 1.99
Hypothetical A	$ 1,000.00	$ 1,022.99	$ 2.01
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Fidelity New York Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,002.60	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.62

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan New York Municipal Money Market Fund	.40%
Fidelity New York Municipal Money Market Fund	.52%

Semiannual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/04	% of fund's investments 1/31/04	% of fund's investments 7/31/03
0 - 30	93.0	73.7	79.9
31 - 90	2.5	11.2	3.4
91 - 180	0.6	10.5	6.7
181 - 397	3.9	4.6	10.0
Weighted Average Maturity
	7/31/04	1/31/04	7/31/03
Spartan New York Municipal Money Market Fund	21 Days	37 Days	44 Days
New York Tax-Free Retail Money Market Funds Average*	38 Days	38 Days	47 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
Variable Rate Demand Notes (VRDNs) 78.2%	Variable Rate Demand Notes (VRDNs) 66.4%
Commercial Paper (including CP Mode) 6.5%	Commercial Paper (including CP Mode) 7.1%
Tender Bonds 3.1%	Tender Bonds 4.0%
Municipal Notes 4.2%	Municipal Notes 17.3%
Fidelity Tax-Free Cash Central Fund 0.9%	Fidelity Tax-Free Cash Central Fund 0.0%
Other Investments 3.1%	Other Investments 3.4%
Net Other Assets 4.0%	Net Other Assets 1.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New York Municipal Money Market Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount	Value (Note 1)
New York - 92.9%
Battery Park City Auth. Rev. Participating VRDN Series ROC II R4531, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,330,000	$ 5,330,000
East Meadow Union Free School District BAN 1.75% 8/20/04	12,800,000	12,805,196
Erie County Gen. Oblig. RAN 3% 7/13/05, LOC Citibank NA	10,900,000	11,047,437
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1213, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,500,000	6,500,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 1.13%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,840,000	6,840,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series Merlots 98 65, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	4,995,000	4,995,000
Series Merlots 98 66, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	1,045,000	1,045,000
Sub Series 2001 1A, 1.1%, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	29,200,000	29,200,000
Sub Series 2001 3A, 1.09%, LOC JPMorgan Chase Bank, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	3,910,000	3,910,000
1.02% 10/8/04, LOC HSH Nordbank AG, CP	2,200,000	2,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	12,300,000	12,300,000
Series EGL 02 6007, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	2,700,000	2,700,000
Series EGL 98 3203, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	4,900,000	4,900,000
Series EGL 98 3204, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	4,100,000	4,100,000
Series PA 1098, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,400,000	3,400,000
Metropolitan Trans. Auth. Rev.:
Bonds:
Series B, 3% 11/15/04	2,000,000	2,010,043
Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	3,200,000	3,200,000
Participating VRDN:
Series EGL 02 6021, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series EGL 03 0051, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 5,145,000	$ 5,145,000
Series FRRI 02 F, 1.11% (Liquidity Facility Bank of New York, New York) (a)(e)	1,600,000	1,600,000
Series MSTC 7001, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	2,500,000	2,500,000
Series PA 1036, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,995,000	6,995,000
Series PA 1040, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,400,000	5,400,000
Series PA 1083, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,895,000	4,895,000
Series PT 1103, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,400,000	6,400,000
Series PT 1946, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,650,000	11,650,000
Series ROC II R258, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	10,940,000	10,940,000
Series ROC II R263, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,800,000	1,800,000
Sub Series A1, 1.09% (CIFG North America Insured), VRDN (a)	10,000,000	10,000,000
Sub Series A2, 1.08% (CIFG North America Insured), VRDN (a)	5,000,000	5,000,000
Sub Series A3, 1.09% (XL Cap. Assurance, Inc. Insured), VRDN (a)	5,000,000	5,000,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,390,000	2,390,000
Series MS 916, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	3,635,000	3,635,000
Series PT 1967, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,460,000	6,460,000
Series PT 1968, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,615,000	8,615,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,000,000	5,000,000
New York City Gen. Oblig.:
Bonds:
Series 1995 E, 6.6% 8/1/04	1,500,000	1,500,000
Series 2001 D, 5% 8/1/04	3,655,000	3,655,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series 2004 G, 1.5% 8/1/04	$ 9,100,000	$ 9,100,000
Series A, 7% 8/1/04	2,000,000	2,000,000
Series B:
5% 8/1/04	2,275,000	2,275,000
6% 8/15/04	3,000,000	3,005,500
Participating VRDN:
Series PT 991, 1.11% (Liquidity Facility BNP Paribas SA) (a)(e)	10,000,000	10,000,000
Series ROC II 251, 1.15% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	13,400,000	13,400,000
Series SGB 35, 1.12% (Liquidity Facility Societe Generale) (a)(e)	13,000,000	13,000,000
Series 2003 C2, 1.09%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	8,610,000	8,610,000
Series 2004 A4, 1.08%, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	10,000,000	10,000,000
New York City Hsg. Dev. Corp. Multi-family Rev. Series A:
1.09%, LOC Fleet Nat'l. Bank, VRDN (a)	10,000,000	10,000,000
1.09%, LOC HSBC Bank USA, VRDN (a)	5,400,000	5,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	9,115,000	9,115,000
Series PA 1022, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Series PA 921, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	25,970,000	25,970,000
Series PA 960, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,295,000	4,295,000
Series Putters 297, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,520,000	7,520,000
Series ROC II R1015, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,155,000	2,155,000
Series ROC II R3, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,000,000	5,000,000
Series SGB 25, 1.1% (Liquidity Facility Societe Generale) (a)(e)	13,200,000	13,200,000
Series 1, 1.2% 10/28/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	5,300,000	5,300,000
Series 2003 7, 1.17% 10/1/04, CP	18,600,000	18,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 6, 1.1% 8/2/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	$ 1,800,000	$ 1,800,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev. Participating VRDN Series MS 950, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	1,500,000	1,500,000
New York Local Govt. Assistance Corp.:
Participating VRDN Series SG 99, 1.1% (Liquidity Facility Societe Generale) (a)(e)	16,200,000	16,200,000
Series 1995 F, 1.08% (New York State Guaranteed), LOC Societe Generale, VRDN (a)	8,500,000	8,500,000
Series 2003 A5V, 1.08% (FSA Insured), VRDN (a)	12,700,000	12,700,000
New York State Dorm. Auth. Lease Rev. Participating VRDN Series PT 903, 1.1% (Liquidity Facility BNP Paribas SA) (a)(e)	8,995,000	8,995,000
New York State Dorm. Auth. Revs.:
Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	22,260,000	22,260,000
Participating VRDN:
Series FRRI 02 L25J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,600,000	6,600,000
Series Merlots 00 A30, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,095,000	8,095,000
Series Merlots 00 G, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,000,000	8,000,000
Series Merlots 00 X, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,000,000	4,000,000
Series Merlots 01 A65, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,495,000	3,495,000
Series MSDW 00 305, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	5,200,000	5,200,000
Series ROC II R4558, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,975,000	1,975,000
Series F2A, 1.1% (FSA Insured), VRDN (a)	14,300,000	14,300,000
Series F2B, 1.08% (FSA Insured), VRDN (a)	6,700,000	6,700,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 731, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	8,200,000	8,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN: - continued
Series MS 918, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,745,000	$ 6,745,000
Series ROC II R1062, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,100,000	5,100,000
Series ROC II R3016, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,865,000	1,865,000
Series ROC II R4001, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,500,000	6,500,000
New York State Gen. Oblig. Bonds Series B, 1.02%, tender 8/5/04, LOC Dexia Cr. Local de France (a)	8,400,000	8,400,000
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	5,525,000	5,525,000
New York State Med. Care Facilities Fin. Agcy. Rev. Bonds (Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14 (Pre-Refunded to 8/15/04 @ 102) (d)	7,300,000	7,456,939
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1994 1:
1.05% 8/3/04, CP	12,000,000	12,000,000
1.11% 8/11/04, CP	3,300,000	3,300,000
Series 1997 2, 1.13% 8/2/04, CP	4,900,000	4,900,000
New York State Thruway Auth. Series 2001, 0.95% 8/9/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	13,200,000	13,200,000
New York State Thruway Auth. Gen. Rev. Participating VRDN Series SG 121, 1.13% (Liquidity Facility Societe Generale) (a)(e)	6,565,000	6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series EGL 03 0017, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	13,965,000	13,965,000
Series MS 00 368, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	3,500,000	3,500,000
Series MSTC 9045, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,990,000	9,990,000
New York State Thruway Auth. Svc. Contract Rev.:
Participating VRDN:
Series EGL 00 3205, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	6,325,000	6,324,482
Series EGL 00 3208, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	14,850,000	14,850,000
0.98% 8/10/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	9,900,000	9,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 6,300,000	$ 6,300,000
New York Transitional Fin. Auth. Rev.:
Bonds Series C, 3% 8/1/04	2,265,000	2,265,000
Participating VRDN:
Series EGL 04 0020, 1.1% (Liquidity Facility Citibank NA) (a)(e)	9,700,000	9,700,000
Series FRRI 02 L21, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	8,975,000	8,975,000
Series Merlots 99 G, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,300,000	11,300,000
Series Merlots A40, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,100,000	5,100,000
Series MS 00 433, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	1,817,500	1,817,500
Series MS 881, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	5,085,000	5,085,000
Series MSDW 00 319, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	5,465,000	5,465,000
Series PT 1839, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,680,000	6,680,000
Series Putters 478, 1.09% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495,000	7,495,000
Series ROC II R1039, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,390,000	2,390,000
Series ROC II R2054, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,810,000	3,810,000
Series Stars 04 90, 1.11% (Liquidity Facility BNP Paribas SA) (a)(e)	11,790,000	11,790,000
Series 2003 2A, 1.09% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,000,000	8,000,000
Series 2003 2D, 1.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	13,100,000	13,100,000
Series 2003 3H, 1.09% (Liquidity Facility Bank of New York, New York), VRDN (a)	5,600,000	5,600,000
Series 2003 C5, 1.09% (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	11,150,000	11,150,000
Series C, 1.09% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	11,755,000	11,755,000
1.09% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,200,000	5,200,000
Oyster Bay Gen. Oblig. BAN Series A, 2% 1/21/05	4,700,000	4,717,558
Port Jefferson Union Free School District TAN 3% 6/30/05	5,000,000	5,065,113
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Suffolk County Gen. Oblig. TAN 1.75% 8/12/04	$ 11,700,000	$ 11,702,574
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.15%, LOC Key Bank NA, VRDN (a)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.13%, LOC Fleet Nat'l. Bank, VRDN (a)	10,950,000	10,950,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1230, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,250,000	5,250,000
Series PT 2056, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,480,000	7,480,000
Series PT 2182, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,200,000	5,200,000
Series PT 835, 1.17% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,400,000	7,400,000
Series PT 893, 1.17% (Liquidity Facility DEPFA BANK PLC) (a)(e)	8,795,000	8,795,000
Series ROC II R2033, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,425,000	3,425,000
Series ROC II R2034, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,950,000	2,950,000
Series ROC II R4508, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,310,000	2,310,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.18%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,535,000	5,535,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6024, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	6,000,000	6,000,000
Series EGL 03 0004 Class A, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	4,500,000	4,500,000
Series EGL 03 0055, 1.1% (Liquidity Facility Citibank NA, New York) (a)(e)	3,045,000	3,045,000
Series MS 922 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	5,615,000	5,615,000
Series MSTC 02 207, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,995,000	9,995,000
Series PA 1074, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000,000	7,000,000
Series PA 948, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series PT 2017, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 1,485,000	$ 1,485,000
Series ROC II R1008, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,165,000	3,165,000
Series ROC II R1032, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,345,000	5,345,000
Series ROC II R2013, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,855,000	3,855,000
Series SGB 43, 1.1% (Liquidity Facility Societe Generale) (a)(e)	15,500,000	15,500,000
Series 2002 F, 1.1% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	25,700,000	25,700,000
United Nations Dev. Corp. Rev. Participating VRDN Series PT 2087, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,620,000	3,620,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 1.1%, LOC Key Bank NA, VRDN (a)	3,540,000	3,540,000
Yonkers Gen. Oblig. Bonds Series A, 6% 8/1/04 (FGIC Insured)	1,020,000	1,020,000
		1,027,657,342
New York & New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	4,245,000	4,245,000
Series PA 1251, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,700,000	3,700,000
Series 1998 4, 1.13%, VRDN (a)	4,400,000	4,400,000
		12,345,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 03 A44, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,950,000	3,950,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Participating VRDN Series Merlots C4, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,280,000	4,280,000
Series A, 1.08% (AMBAC Insured), VRDN (a)	3,700,000	3,700,000
		11,930,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 0.9%
Fidelity Tax-Free Cash Central Fund, 1.05% (b)(c)	10,425,300	$ 10,425,300
TOTAL INVESTMENT PORTFOLIO - 96.0%		1,062,357,642
NET OTHER ASSETS - 4.0%		44,468,743
NET ASSETS - 100%		$ 1,106,826,385
Total Cost for Federal Income Tax Purposes		$ 1,062,.57,642
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,460,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Rev. Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/28/03	$ 3,200,000
New York State Dorm. Auth. Revs. Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	10/2/02	$ 22,260,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,062,357,642
Cash		42,550,332
Receivable for fund shares sold		312,691
Interest receivable		3,082,464
Receivable from investment adviser for expense reductions		21,293
Other receivables		47,186
Total assets		1,108,371,608

Liabilities
Payable for fund shares redeemed	$ 1,114,391
Distributions payable	36,417
Accrued management fee	391,434
Other affiliated payables	2,981
Total liabilities		1,545,223

Net Assets		$ 1,106,826,385
Net Assets consist of:
Paid in capital		$ 1,106,582,937
Accumulated net realized gain (loss) on investments		243,448
Net Assets, for 1,106,275,637 shares outstanding		$ 1,106,826,385
Net Asset Value, offering price and redemption price per share ($1,106,826,385 ÷ 1,106,275,637 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 5,570,929

Expenses
Management fee	$ 2,330,319
Non-interested trustees' compensation	2,764
Total expenses before reductions	2,333,083
Expense reductions	(230,321)	2,102,762
Net investment income		3,468,167
Net realized gain (loss) on investment securities		249,195
Net increase in net assets resulting from operations		$ 3,717,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,468,167	$ 8,092,568
Net realized gain (loss)	249,195	108,545
Net increase (decrease) in net assets resulting from operations	3,717,362	8,201,113
Distributions to shareholders from net investment income	(3,468,167)	(8,092,568)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	300,321,700	532,273,826
Reinvestment of distributions	3,251,575	7,526,084
Cost of shares redeemed	(269,554,548)	(630,742,728)
Net increase (decrease) in net assets and shares resulting from share transactions	34,018,727	(90,942,818)
Total increase (decrease) in net assets	34,267,922	(90,834,273)

Net Assets
Beginning of period	1,072,558,463	1,163,392,736
End of period	$ 1,106,826,385	$ 1,072,558,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.011	.022	.036	.028
Distributions from net investment income	(.003)	(.007)	(.011)	(.022)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.32%	.72%	1.14%	2.23%	3.68%	2.86%
Ratios to Average Net AssetsD
Expenses before expense reductions	.43%A	.43%	.43%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.40%A	.40%	.40%	.47%	.50%	.50%
Expenses net of all reductions	.39%A	.39%	.37%	.44%	.49%	.50%
Net investment income	.64%A	.72%	1.13%	2.22%	3.62%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,106,826	$ 1,072,558	$ 1,163,393	$ 940,370	$ 904,171	$ 809,088

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/04	% of fund's investments 1/31/04	% of fund's investments 7/31/03
0 - 30	90.0	76.8	80.2
31 - 90	4.5	9.8	4.7
91 - 180	0.8	6.4	4.5
181 - 397	4.7	7.0	10.6
Weighted Average Maturity
	7/31/04	1/31/04	7/31/03
Fidelity New York Municipal Money Market Fund	24 Days	36 Days	45 Days
New York Tax-Free Retail Money Market Funds Average*	38 Days	38 Days	47 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
Variable Rate Demand Notes (VRDNs) 78.4%	Variable Rate Demand Notes (VRDNs) 67.9%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 6.1%
Tender Bonds 4.1%	Tender Bonds 4.4%
Municipal Notes 5.8%	Municipal Notes 13.9%
Fidelity Municipal Cash Central Fund 0.8%	Fidelity Municipal Cash Central Fund 0.9%
Other Investments 3.5%	Other Investments 3.2%
Net Other Assets 2.0%	Net Other Assets 3.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value (Note 1)
New York - 94.7%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.28%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	$ 1,165,000	$ 1,165,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 1.15%, LOC HSBC Bank USA, VRDN (a)(d)	2,800,000	2,800,000
Commack Union Free School District TAN 3% 6/30/05	7,000,000	7,088,592
Deer Park Union Free School District TAN 3% 6/30/05	9,000,000	9,117,196
East Meadow Union Free School District BAN 1.75% 8/20/04	32,410,000	32,423,157
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 1.15%, LOC HSBC Bank USA, VRDN (a)(d)	3,800,000	3,800,000
Erie County Gen. Oblig. RAN 3% 7/13/05, LOC Citibank NA	30,200,000	30,608,495
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1207, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	11,560,000	11,560,000
Grand Central District Mgmt. Assoc., Inc. Participating VRDN Series Putters 394, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,565,000	3,565,000
Jay Street Dev. Corp. Courts Facility Lease Rev. Series 2001 A, 1.08%, LOC JPMorgan Chase Bank, VRDN (a)	10,200,000	10,200,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series SG 125, 1.11% (Liquidity Facility Societe Generale) (a)(f)	5,200,000	5,200,000
Sub Series 2001 1A, 1.1%, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	20,636,000	20,636,000
Sub Series 2001 3A, 1.09%, LOC JPMorgan Chase Bank, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	5,500,000	5,500,000
1.02% 10/8/04, LOC HSH Nordbank AG, CP	5,800,000	5,800,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	15,020,000	15,020,000
Series EGL 02 6003, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	7,700,000	7,700,000
Series EGL 02 6007, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	7,140,000	7,140,000
Series EGL 98 3203, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	6,700,000	6,700,000
Series EGL 98 3204, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	8,900,000	8,900,000
Series PA 1098, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,700,000	8,700,000
Series PA 619, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,995,000	6,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.:
Bonds:
Series A, 3% 11/15/04	$ 3,600,000	$ 3,616,460
Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	7,405,000	7,405,000
Participating VRDN:
Series EGL 02 6023, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	18,035,000	18,035,000
Series EGL 02 6028, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	5,145,000	5,145,000
Series EGL 03 0037, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,235,000	7,235,000
Series FRRI 02 F, 1.11% (Liquidity Facility Bank of New York, New York) (a)(f)	4,072,000	4,072,000
Series Merlots 02 A52, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,470,000	5,470,000
Series MS 724X, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	6,995,000	6,995,000
Series MS 862, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	4,660,000	4,660,000
Series MSTC 7001, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	9,995,000	9,995,000
Series PA 1040, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	22,370,000	22,370,000
Series PA 1084, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,665,000	8,665,000
Series PT 1466, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,805,000	10,805,000
Series PT 988, 1.11% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	5,500,000	5,500,000
Series ROC II R258, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	9,240,000	9,240,000
Series ROC II R263, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	4,695,000	4,695,000
Sub Series A1, 1.09% (CIFG North America Insured), VRDN (a)	13,000,000	13,000,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	8,100,000	8,100,000
Series PT 1439, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,315,000	7,315,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series PT 1756, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 5,685,000	$ 5,685,000
Series PT 1836, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,975,000	9,975,000
Series ROC II R2083, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,275,000	5,275,000
Series ROC II R4548, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,465,000	6,465,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	11,165,000	11,165,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.15%, LOC HSBC Bank USA, VRDN (a)(d)	920,000	920,000
(AJL Manufacturing Proj.) Series 1996 A, 1.22%, LOC Key Bank NA, VRDN (a)(d)	4,865,000	4,865,000
(Flower City Proj.) 1.22%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,885,000	4,885,000
Nassau County Gen. Oblig. TAN Series B, 2% 10/15/04	4,175,000	4,182,566
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.7%, LOC Lasalle Bank NA, VRDN (a)	4,930,000	4,930,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.12% (Liquidity Facility Societe Generale) (a)(f)	26,100,000	26,100,000
Nassau County Tobacco Settlement Corp. Participating VRDN Series PA 1211, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,535,000	10,535,000
New Rochelle City School District TAN 3% 5/6/05	12,000,000	12,136,380
New York City Gen. Oblig.:
Bonds:
Series 2002 G, 5% 8/1/04	4,700,000	4,700,000
Series 2003 A, 2% 8/1/04	10,000,000	10,000,000
Series 2004 G, 1.5% 8/1/04	24,090,000	24,090,000
Series A:
6.25% 8/1/10 (Pre-Refunded to 8/1/04 @ 101.5) (e)	9,400,000	9,541,000
7% 8/1/04	5,000,000	5,000,000
Series B:
2% 8/1/04	3,970,000	3,970,000
6% 8/15/04	2,890,000	2,895,287
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series D, 8% 2/1/05	$ 1,810,000	$ 1,870,693
Series G, 4.5% 8/1/04	16,200,000	16,200,000
Series L:
5.3% 8/1/04	12,210,000	12,210,000
5.3% 8/1/04 (Escrowed to Maturity) (e)	3,010,000	3,010,000
Series Merlots 03 A37, 1.1%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	11,575,000	11,575,000
Participating VRDN:
Series EGL 03 0016, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	14,850,000	14,850,000
Series MS 00 394, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	6,915,000	6,915,000
Series PA 1249, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,000,000	5,000,000
Series PT 2217, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,390,000	5,390,000
Series PT 991, 1.11% (Liquidity Facility BNP Paribas SA) (a)(f)	10,000,000	10,000,000
Series ROC II 251, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	34,700,000	34,700,000
Series ROC II R22, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,385,000	7,385,000
Series Stars 04 73, 1.11% (Liquidity Facility BNP Paribas SA) (a)(f)	11,180,000	11,180,000
Series 1995 F3, 1.08%, LOC JPMorgan Chase Bank, VRDN (a)	10,450,000	10,450,000
Series 2003 C2, 1.09%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	23,400,000	23,400,000
Sub Series B9, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	10,700,000	10,700,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Related-Tribeca Tower Proj.) Series 1997 A, 1.11%, LOC Fannie Mae, VRDN (a)(d)	2,300,000	2,300,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(92nd & First Residential Tower Proj.) Series A, 1.1%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	24,500,000	24,500,000
(941 Hoe Avenue Apts. Proj.) Series A, 1.1%, LOC Key Bank NA, VRDN (a)(d)	6,100,000	6,100,000
(Aldus Street Apartments Proj.) Series A, 1.1%, LOC Key Bank NA, VRDN (a)(d)	14,200,000	14,200,000
(East 165th Street Proj.) Series A, 1.09%, LOC Citibank NA, VRDN (a)(d)	13,800,000	13,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rev.: - continued
Series A:
1.09%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 5,100,000	$ 5,100,000
1.16%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)(d)	14,300,000	14,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	13,900,000	13,900,000
Series Merlots 00 DDD, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	14,750,000	14,750,000
Series PA 1022, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	24,625,000	24,625,000
Series PA 921, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,300,000	17,300,000
Series PA 960, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	20,000,000	20,000,000
Series Putters 198, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,995,000	4,995,000
Series ROC II R1015, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	12,495,000	12,495,000
Series ROC II R4061, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,595,000	2,595,000
Series SGB 25, 1.1% (Liquidity Facility Societe Generale) (a)(f)	49,900,000	49,900,000
Series 1, 1.2% 10/28/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	14,700,000	14,700,000
Series 2003 7:
1.17% 10/1/04, CP	31,400,000	31,400,000
1.17% 10/7/04, CP	20,000,000	20,000,000
Series 6, 1.1% 8/2/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	14,000,000	14,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	7,000,000	7,000,000
Series EGL 00 3206, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	13,000,000	13,000,000
Series EGL 01 3202, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Local Govt. Assistance Corp.:
Participating VRDN:
Series LB 04 L18, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	$ 10,650,000	$ 10,650,000
Series SG 99, 1.1% (Liquidity Facility Societe Generale) (a)(f)	14,600,000	14,600,000
Series 2003 A5V, 1.08% (FSA Insured), VRDN (a)	34,570,000	34,570,000
New York State Dorm. Auth. Revs.:
Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	58,130,000	58,130,000
Participating VRDN:
Series EGL 03 0002, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	4,720,000	4,720,000
Series FRRI 02 L25J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	32,375,000	32,375,000
Series LB 04 L25, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	10,500,000	10,500,000
Series Merlots 00 G, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	15,620,000	15,620,000
Series Merlots 00 X, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,500,000	8,500,000
Series Merlots 01 A30, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,985,000	2,985,000
Series PT 914, 1.1% (Liquidity Facility BNP Paribas SA) (a)(f)	4,995,000	4,995,000
Series Putters 480, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,420,000	10,420,000
Series ROC II R3017, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	3,365,000	3,365,000
Series F2A, 1.1% (FSA Insured), VRDN (a)	38,800,000	38,800,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(f)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series EGG 03 0010, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	8,250,000	8,250,000
Series Merlots B20, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,345,000	5,345,000
Series MS 731, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	12,300,000	12,300,000
Series MS 918, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	11,175,000	11,175,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN: - continued
Series ROC II R1062, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 4,380,000	$ 4,380,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000,000	10,000,000
New York State Gen. Oblig. Bonds Series B, 1.02%, tender 8/5/04, LOC Dexia Cr. Local de France (a)	21,100,000	21,100,000
New York State Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A 1.13%, LOC Fannie Mae, VRDN (a)(d)	30,300,000	30,300,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.11%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.13%, LOC Fannie Mae, VRDN (a)(d)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 1.08%, LOC Fannie Mae, VRDN (a)(d)	17,400,000	17,400,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 1.16%, LOC Fannie Mae, VRDN (a)(d)	29,800,000	29,800,000
(900 Eighth Avenue Hsg. Proj.) Series A, 1.1%, LOC Key Bank NA, VRDN (a)(d)	13,900,000	13,900,000
(Avalon Chrystie Place I Hsg.Proj.) Series A, 1.1%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(Biltmore Tower Hsg. Proj.) Series A, 1.16%, LOC Fannie Mae, VRDN (a)(d)	43,300,000	43,300,000
(Chelsea Apts. Proj.) Series A, 1.13%, LOC Fannie Mae, VRDN (a)(d)	32,800,000	32,800,000
(East 39th Street Hsg. Proj.) Series A, 1.16%, LOC Fannie Mae, VRDN (a)(d)	24,000,000	24,000,000
(Kew Garden Hills Apts. Proj.) Series A, 1.11%, LOC Fannie Mae, VRDN (a)(d)	57,000,000	57,000,000
(Lakeview Homes II Hsg. Proj.) 1.13%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,000,000	3,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 1.1%, LOC Freddie Mac, VRDN (a)(d)	5,000,000	5,000,000
(Saville Hsg. Proj.) Series 2002 A, 1.11%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	9,000,000	9,000,000
(South Cove Plaza Proj.) Series A, 1.13%, LOC Freddie Mac, VRDN (a)(d)	6,240,000	6,240,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.31%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	28,600,000	28,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 1.31%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 2,500,000	$ 2,500,000
(Victory Hsg. Proj.):
Series 2000 A, 1.13%, LOC Key Bank NA, VRDN (a)(d)	16,000,000	16,000,000
Series 2001 A, 1.13%, LOC Key Bank NA, VRDN (a)(d)	34,000,000	34,000,000
Series 2002 A, 1.13%, LOC Key Bank NA, VRDN (a)(d)	22,000,000	22,000,000
(West 20th Street Proj.) Series A, 1.09%, LOC Fannie Mae, VRDN (a)(d)	13,000,000	13,000,000
(Worth Street Hsg. Proj.) Series A, 1.13%, LOC Fannie Mae, VRDN (a)(d)	37,000,000	37,000,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,695,000	3,695,000
Series Merlots 00 B3, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	510,000	510,000
Series Merlots 97 J, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	20,760,000	20,760,000
Series MSTC 00 89, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	3,265,000	3,265,000
Series PA 29, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,715,000	5,715,000
Series PT 1204, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,100,000	2,100,000
Series PT 322, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,145,000	2,145,000
Series ROC II R181, 1.15% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(f)	5,965,000	5,965,000
Series 115, 1.09% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	31,400,000	31,400,000
New York State Muni. Bond Bank Agcy. Spl. School Purp. Rev. Participating VRDN Series PT 2066, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,430,000	14,430,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1994 1:
1.03% 8/13/04, CP	10,000,000	10,000,000
1.08% 8/16/04, CP	3,709,000	3,709,000
1.1% 8/2/04, CP	4,100,000	4,100,000
Series 1997 2, 1.13% 8/2/04, CP	13,140,000	13,140,000
New York State Thruway Auth. Series 2001 CP2, 1.15% 9/8/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Gen. Rev.:
Bonds (Spl. Oblig. Cross Proj.) Series A, 0% 1/1/05	$ 8,400,000	$ 8,353,581
Participating VRDN Series SGA 66, 1.12% (Liquidity Facility Societe Generale) (a)(f)	18,900,000	18,900,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series Putters 330, 1.17%, tender 10/14/04 (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)(g)	16,540,000	16,540,000
Participating VRDN:
Series ROC II R4506, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	1,800,000	1,800,000
Series ROC II R5012, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	3,070,000	3,070,000
New York State Thruway Auth. Svc. Contract Rev. 0.98% 8/10/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP	26,900,000	26,900,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	6,700,000	6,700,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 2220, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,560,000	10,560,000
New York Transitional Fin. Auth. Rev.:
Bonds Series PT 751, 1.15%, tender 8/5/04 (Liquidity Facility Lloyds TSB Bank PLC) (a)(f)(g)	9,995,000	9,995,000
Participating VRDN:
Series EGL 03 0036, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	1,300,000	1,300,000
Series EGL 03 0052, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	29,700,000	29,700,000
Series EGL 04 0020, 1.1% (Liquidity Facility Citibank NA) (a)(f)	15,050,000	15,050,000
Series FRRI 02 L11, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	49,900,000	49,900,000
Series Merlots 99 G, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	22,695,000	22,695,000
Series Merlots A40, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	33,400,000	33,400,000
Series MS 00 433, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	650,000	650,000
Series MS 01 698, 1.11% (Liquidity Facility Morgan Stanley) (a)(f)	15,938,500	15,938,500
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series PA 536, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 6,445,000	$ 6,445,000
Series PA 618, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,995,000	6,995,000
Series PT 1399, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	19,490,000	19,490,000
Series PT 1814, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,350,000	5,350,000
Series PT 1839, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	13,930,000	13,930,000
Series PT 2018, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,525,000	8,525,000
Series PT 2025, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,465,000	7,465,000
Series PT 2219, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,340,000	9,340,000
Series PT 2271, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,535,000	5,535,000
Series Putters 129, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	12,895,000	12,895,000
Series Putters 305, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	9,985,000	9,985,000
Series Putters 386, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,495,000	2,495,000
Series Putters 387, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	16,225,000	16,225,000
Series ROC II R1039, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,850,000	5,850,000
Series ROC II R154, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)(g)	3,995,000	3,995,000
Series ROC II R2019, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	10,635,000	10,635,000
Series ROC II R3003, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,725,000	6,725,000
Series ROC II R4556, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,225,000	5,225,000
Series Stars 04 74, 1.11% (Liquidity Facility BNP Paribas SA) (a)(f)	5,535,000	5,535,000
Series 2003 1A, 1.09% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,700,000	25,700,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	3,495,000	3,495,000
North Colonie Central School District BAN 1.5% 8/31/04	30,000,000	30,010,786
Oyster Bay Gen. Oblig. BAN Series A, 2% 1/21/05	12,072,000	12,117,097
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.13%, LOC European American Bank Uniondale, VRDN (a)(d)	$ 4,640,000	$ 4,640,000
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.14%, LOC Bank of New York, New York, VRDN (a)(d)	1,400,000	1,400,000
Suffolk County Gen. Oblig. TAN 1.75% 8/12/04	28,300,000	28,306,226
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.15%, LOC Key Bank NA, VRDN (a)	1,435,000	1,435,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.18%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Syracuse Gen. Oblig. RAN:
Series A, 2.1% 10/29/04, LOC Bank of New York, New York	3,325,000	3,332,001
Series C, 2.75% 6/30/05, LOC Bank of New York, New York	10,000,000	10,107,797
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1228, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,000,000	7,000,000
Series PT 2056, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,155,000	18,155,000
Series PT 835, 1.17% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	25,650,000	25,650,000
Series PT 893, 1.17% (Liquidity Facility DEPFA BANK PLC) (a)(f)	21,200,000	21,200,000
Series ROC II R233, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,495,000	2,495,000
Series ROC II R4508, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,770,000	5,770,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.18%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	7,200,000	7,200,000
Series EGL 02 6024, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	13,690,000	13,690,000
Series EGL 03 0004 Class A, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	10,700,000	10,700,000
Series EGL 03 0055, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series PA 1070, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 15,995,000	$ 15,995,000
Series PA 1074, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,400,000	17,400,000
Series PA 948, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,590,000	17,590,000
Series PA 956, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,995,000	8,995,000
Series PT 1092, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,300,000	2,300,000
Series ROC II R1008, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,595,000	7,595,000
Series SGB 43, 1.1% (Liquidity Facility Societe Generale) (a)(f)	3,650,000	3,650,000
Series 2002 F, 1.1% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	69,700,000	69,699,999
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series 2000 A, 1.09% (FSA Insured), VRDN (a)	6,000,000	6,000,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.23%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	1,000,000	1,000,000
		2,832,757,813
New York & New Jersey - 2.1%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series Merlots 00 B5, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,270,000	2,270,000
Series PA 1258, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,180,000	5,180,000
Series 4, 1.11%, VRDN (a)(d)	8,050,000	8,050,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series PA 1251, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,800,000	9,800,000
Series ROC II 238, 1.16% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(f)	3,460,000	3,460,000
Series ROC II R42, 1.16% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(f)	6,155,000	6,155,000
Series 1991 2, 1.16%, VRDN (a)(d)(g)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2001 2, 1.23%, VRDN (a)(d)	$ 11,500,000	$ 11,500,000
Series A, 0.95% 8/11/04, CP (d)	11,130,000	11,130,000
		63,945,000
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots C4, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	11,300,000	11,300,000
	Shares
Other - 0.8%
Fidelity Municipal Cash Central Fund, 1.10% (b)(c)	23,771,000	23,771,000
TOTAL INVESTMENT PORTFOLIO - 98.0%		2,931,773,813
NET OTHER ASSETS - 2.0%		58,719,998
NET ASSETS - 100%		$ 2,990,493,811
Total Cost for Federal Income Tax Purposes		$ 2,931,773,813
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,040,000 or 3.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Rev. Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/28/03	$ 7,405,000
New York City Gen. Oblig. Bonds Series Merlots 03 A37, 1.1%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA)	8/8/03	$ 11,575,000
New York State Dorm. Auth. Revs. Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	10/2/02	$ 58,130,000
Security	Acquisition Date	Cost
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series Putters 330, 1.17%, tender 10/14/04 (Liquidity Facility J.P. Morgan Chase & Co.)	9/5/03	$ 16,540,000
New York Transitional Fin. Auth. Rev.:
Bonds Series PT 751, 1.15%, tender 8/5/04 (Liquidity Facility Lloyds TSB Bank PLC)	2/27/03	$ 9,995,000
Participating VRDN Series ROC II R154, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	6/21/04	$ 3,995,000
Port Auth. of New York & New Jersey Series 1991 2, 1.16%, VRDN	12/3/03	$ 6,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,931,773,813
Cash		18,873,515
Receivable for investments sold		22,072,209
Receivable for fund shares sold		28,368,081
Interest receivable		8,126,651
Prepaid expenses		4,913
Other receivables		99,135
Total assets		3,009,318,317

Liabilities
Payable for fund shares redeemed	$ 17,445,313
Distributions payable	26,445
Accrued management fee	941,745
Other affiliated payables	328,334
Other payables and accrued expenses	82,669
Total liabilities		18,824,506

Net Assets		$ 2,990,493,811
Net Assets consist of:
Paid in capital		$ 2,989,030,896
Accumulated net realized gain (loss) on investments		1,462,915
Net Assets, for 2,988,105,174 shares outstanding		$ 2,990,493,811
Net Asset Value, offering price and redemption price per share ($2,990,493,811 ÷ 2,988,105,174 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 15,172,037

Expenses
Management fee	$ 5,491,351
Transfer agent fees	1,808,340
Accounting fees and expenses	134,785
Non-interested trustees' compensation	7,153
Custodian fees and expenses	23,669
Registration fees	48,017
Audit	26,202
Legal	11,994
Miscellaneous	57,708
Total expenses before reductions	7,609,219
Expense reductions	(129,325)	7,479,894
Net investment income		7,692,143
Net realized gain (loss) on investment securities		1,065,937
Net increase in net assets resulting from operations		$ 8,758,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,692,143	$ 16,874,152
Net realized gain (loss)	1,065,937	649,491
Net increase (decrease) in net assets resulting from operations	8,758,080	17,523,643
Distributions to shareholders from net investment income	(7,692,143)	(16,874,152)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,912,466,297	6,191,255,211
Reinvestment of distributions	7,608,165	16,703,804
Cost of shares redeemed	(3,736,950,949)	(6,147,053,746)
Net increase (decrease) in net assets and shares resulting from share transactions	183,123,513	60,905,269
Total increase (decrease) in net assets	184,189,450	61,554,760

Net Assets
Beginning of period	2,806,304,361	2,744,749,601
End of period	$ 2,990,493,811	$ 2,806,304,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.021	.035	.027
Distributions from net investment income	(.003)	(.006)	(.010)	(.021)	(.035)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.26%	.61%	1.02%	2.14%	3.61%	2.78%
Ratios to Average Net AssetsD
Expenses before expense reductions	.52%A	.51%	.51%	.52%	.54%	.56%
Expenses net of voluntary waivers, if any	.52%A	.51%	.51%	.52%	.54%	.56%
Expenses net of all reductions	.51%A	.50%	.48%	.48%	.53%	.56%
Net investment income	.53%A	.61%	1.01%	2.09%	3.55%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990,494	$ 2,806,304	$ 2,744,750	$ 2,465,502	$ 1,953,480	$ 1,565,236

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 65,099
Fidelity New York Municipal Money Market Fund	125,737

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New York Municipal Money Market Fund	.40%	$ 174,177

In addition, through arrangements with Fidelity New York Municipal Money Market Fund´s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity New York Municipal Money Market Fund	$ 23,669	$ 105,656

In addition, through an arrangement with Spartan New York Municipal Money Market Fund's custodian and transfer agent, $56,144 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

5. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of Spartan New York Municipal Money Market Fund.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	1,424,454,891.25	69.378
Against	490,572,987.97	23.893
Abstain	130,698,214.71	6.366
Broker Non-Votes	7,454,008.00	.363
TOTAL	2,053,180,101.93	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	1,853,928,575.42	90.295
Withheld	199,251,526.51	9.705
TOTAL	2,053,180,101.93	100.000
Ralph F. Cox
Affirmative	1,851,176,768.57	90.161
Withheld	202,003,333.36	9.839
TOTAL	2,053,180,101.93	100.000
Laura B. Cronin
Affirmative	1,853,738,231.83	90.286
Withheld	199,441,870.10	9.714
TOTAL	2,053,180,101.93	100.000
Robert M. Gates
Affirmative	1,853,941,934.75	90.296
Withheld	199,238,167.18	9.704
TOTAL	2,053,180,101.93	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	1,853,490,462.89	90.274
Withheld	199,689,639.04	9.726
TOTAL	2,053,180,101.93	100.000
Abigail P. Johnson
Affirmative	1,849,591,033.99	90.084
Withheld	203,589,067.94	9.916
TOTAL	2,053,180,101.93	100.000
Edward C. Johnson 3d
Affirmative	1,850,789,396.31	90.143
Withheld	202,390,705.62	9.857
TOTAL	2,053,180,101.93	100.000
Donald J. Kirk
Affirmative	1,851,658,349.91	90.185
Withheld	201,521,752.02	9.815
TOTAL	2,053,180,101.93	100.000
Marie L. Knowles
Affirmative	1,853,911,420.81	90.295
Withheld	199,268,681.12	9.705
TOTAL	2,053,180,101.93	100.000
Ned C. Lautenbach
Affirmative	1,852,436,512.85	90.223
Withheld	200,743,589.08	9.777
TOTAL	2,053,180,101.93	100.000
Marvin L. Mann
Affirmative	1,852,075,705.03	90.205
Withheld	201,104,396.90	9.795
TOTAL	2,053,180,101.93	100.000
William O. McCoy
Affirmative	1,850,508,825.44	90.129
Withheld	202,671,276.49	9.871
TOTAL	2,053,180,101.93	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	1,852,464,565.33	90.224
Withheld	200,715,536.60	9.776
TOTAL	2,053,180,101.93	100.000
William S. Stavropoulos
Affirmative	1,852,405,738.22	90.221
Withheld	200,774,363.71	9.779
TOTAL	2,053,180,101.93	100.000
PROPOSAL 3
To modify the fundamental investment objective of each of Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund.
Fidelity New York Municipal Money Market Fund
	# of Votes	% of Votes
Affirmative	1,189,954,496.13	82.121
Against	138,111,456.09	9.531
Abstain	118,469,911.77	8.176
Broker Non-Votes	2,494,078.00	.172
TOTAL	1,449,029,941.99	100.000
Spartan New York Municipal Money Market Fund
	# of Votes	% of Votes
Affirmative	495,615,953.21	82.035
Against	71,219,993.37	11.789
Abstain	32,354,283.36	5.355
Broker Non-Votes	4,959,930.00	.821
TOTAL	604,150,159.94	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774

(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NYS-USAN-0904
1.789294.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 15, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 15, 2004